Financial assets - Disclosure of reconciliation of changes in loss allowance (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment losses charged to income for the period	€ 7,394	€ 7,314
Impairment losses charged to income	14,814	14,514
Impairment losses reversed with a credit to income	(7,420)	(7,200)
Write-off of impaired balances against recorded impairment allowance	(6,350)	(6,780)
Exchange differences and other	778	(1,774)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	21,595	22,326
Impairment allowance at end of year	23,417	21,086
Impaired assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	15,443	13,607
Other assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	7,974	7,479
Individually calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	2,850	2,628
Collectively calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	€ 20,567	€ 18,458